CAPITAL ADVISORS
                                   GROWTH FUND






                               Semi-Annual Report



                                  June 30, 2000

                          CAPITAL ADVISORS GROWTH FUND

August 15, 2000

Dear Shareholder:

The initial six month period for the Capital Advisors Growth Fund was a rewarding challenge. Net assets in the Fund grew to a total value of
$15,238,840, and the Fund received its NASDAQ ticker symbol "CIAOX" upon reaching an asset base of $10 million in March. The Fund's performance, as measured by net asset value, rose from an initial share price of $20.00, to $21.85 on June 30, 2000. This represents a total return of 9.25% for the period, which compares favorably to returns for the S&P 500 index, Dow Jones
Industrials, and NASDAQ Composite Index of -0.43%, -8.44% and -2.46% respectively for the same 6 month period. Your Fund also compared quite favorably to the average Large Cap Growth Stock Fund, as measured by Lipper Analytical Services, Inc., which returned 2.86% for the six months ending June 30, 2000.

Industry groups providing the greatest benefit to the Fund's performance in its first six months included Pharmaceuticals, Genomics, Media, and Telecommunications Equipment. These four industry sectors comprised 34.74% of the Fund's assets as of June 30, 2000.

Of the events that impacted the performance of the Fund most significantly in its first six months, perhaps none received more media attention than the announcement that the complete human genome had been successfully mapped. This announcement served to bring to the attention of the general public a revolution in the future of medicine that has been building momentum since the early 1990s. The Fund holds positions in a number of emerging leaders in this exciting medical revolution, including Human Genome Sciences, Millennium Pharmaceuticals, and Incyte Genomics, each of which experienced strong stock market performance in the weeks surrounding the announcement of the completed mapping of the human genome.

Gemstar International was a strong performer for the Fund in the first half as the company made significant progress toward the completion of its merger with T.V. Guide International. Subsequent to this reporting date, the merger of these two companies was in fact completed, providing a further boost to the stock price of Gemstar.

The Fund also benefited from its ownership in several companies that supply components for the worldwide build out of the Internet. Fund investments in this category include Corning, Inc., Cisco Systems, Sun Microsystems and JDS Uniphase.

                          CAPITAL ADVISORS GROWTH FUND

The common stocks held by the Fund are industry leaders which we believe will sustain above average earnings growth rates going forward, and which we expect to be reflected in favorable performance for these companies' common stocks.


The ten largest holdings of the Fund as of June 30, 2000 were as follows:

Security                 No. Shares    Cost/Share    Market/Share   Portfolio %
--------                 ----------    ----------    ------------   -----------
Human Genome Sciences       6,475         86.84          133.37         5.7%

Corning Inc.                3,200        181.79          269.87         5.7%

EMC Corp.                   7,500         61.03           76.12         3.8%

Sun Microsystems            6,400         87.08           90.94         3.8%

Gemstar TV Guide            9,000         50.68           61.45         3.6%

SmithKline Beecham          8,000         58.83           65.19         3.4%

America Online              9,875         61.35           52.62         3.4%

J.P. Morgan                 3,700        121.46          110.12         2.7%

Intel                       3,080        106.47          133.69         2.7%

American Express            7,800         48.42           52.12         2.7%

Of the forty seven common stocks held by the Fund on June 30, 2000, the 10 largest holdings represented 37.5% of the Fund's assets with all but two of those companies appreciating to levels above cost. The following chart illustrates the industry diversification of the Fund.

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                          CAPITAL ADVISORS GROWTH FUND

                                  [PIE CHART]

                 DIVERSIFIED INDUSTRIAL 1.0%
                 BUILDING MATERIALS & SUPPLIES 1.4%
                 CONSUMER NON-DURABLES 1.6%
                 CONSUMER DURABLES 1.3%
                 CONSUMER MERCHANDISE/DISTRIBUTION 1.6%
                 RETAIL STORES 7.5%
                 ENERGY 1.2%
                 MEDICAL DEVICE & TECHNOLOGY 6.0%
                 PHARMACEUTICALS 7.0%
                 BIOTECHNOLOGY 1.3%
                 GENOMICS 9.3%
                 FINANCIAL SERVICES 9.7%
                 COMPUTER HARDWARE 16.6%
                 COMPUTER SOFTWARE 3.7%
                 INTERNET/E-COMMERCE 8.5%
                 MEDIA 5.1%
                 TELECOMMUNICATIONS EQUIPMENT & SUPPLIES 13.2%
                 WIRELESS COMMUNICATIONS 4.2%

                          CAPITAL ADVISORS GROWTH FUND

Thank you for the support and confidence you've displayed by investing in this new mutual fund. We look forward to a long term and prosperous relationship.


                                        /s/ Richard E. Minshall

                                        Richard E. Minshall
                                        Chief Investment Officer,
                                        Capital Advisors Growth Fund
                                        Chairman, Capital Advisors, Inc.

Performance figures of the Fund and Indexes referenced represent past performance and are not indicative of future performance. Indexes are not available for direct investment and do not incur expenses. Share value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original investment.

The Dow Jones Industrial Average is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industries. The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to represent the broad domestic economy. The NASDAQ Composite Index is the index of the NASDAQ Stock Market, the largest electronic, screen-based market in the world with over 5,100 companies listed.

The Fund is distributed by First Fund Distributors, Inc., Phoenix, AZ.

                          CAPITAL ADVISORS GROWTH FUND

SCHEDULE OF INVESTMENTS AT JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
      Shares      COMMON STOCKS: 100.23%                          Market Value
--------------------------------------------------------------------------------

                  BIOTECHNOLOGY: 1.33%
      1,200       Amgen Inc.....................................  $    84,300
      2,400       Immunex Corporation...........................      118,650
                                                                  -----------
                                                                      202,950
                                                                  -----------
                  BUILDING MATERIALS & SUPPLIES: 1.41%
      4,300       Home Depot Inc................................      214,731
                                                                  -----------
                  COMPUTER HARDWARE: 16.61%
      3,400       Applied Micro Circuits Corporation............      335,750
      7,500       EMC Corporation...............................      577,031
      3,080       Intel Corporation.............................      411,758
      2,000       Oracle Corporation............................      168,125
      1,100       PMC-Sierra, Inc...............................      195,456
      6,400       Sun Microsystems, Inc.........................      582,000
      3,800       Texas Instruments, Incorporated...............      261,013
                                                                  -----------
                                                                    2,531,133
                                                                  -----------
                  COMPUTER SOFTWARE: 3.73%
      4,700       Microsoft Corporation.........................      376,000
      1,700       VERITAS Software Corporation..................      192,127
                                                                  -----------
                                                                      568,127
                                                                  -----------
                  CONSUMER DURABLE: 1.26%
      5,000       Harley-Davidson, Inc..........................      192,500
                                                                  -----------
                  CONSUMER MERCHANDISE / DISTRIBUTION: 1.62%
      7,400       Lands' End, Inc...............................      246,975
                                                                  -----------
                  CONSUMER NON-DURABLES: 1.62%
      4,900       Canandaigua Brands, Inc.......................      247,144
                                                                  -----------
                  DIVERSIFIED INDUSTRIAL: 1.04%
      3,000       General Electric Company......................      159,000
                                                                  -----------
                  ENERGY: 1.18%
      8,000       Vintage Petroleum, Inc........................      180,500
                                                                  -----------

See Notes to Financial Statements.

                          CAPITAL ADVISORS GROWTH FUND

--------------------------------------------------------------------------------
      Shares                                                      Market Value
--------------------------------------------------------------------------------

                  FINANCIAL SERVICES: 9.68%
      7,800       American Express Company......................  $   406,575
      6,650       Citigroup Inc.................................      400,663
      3,700       J.P. Morgan & Co., Incorporated...............      407,463
      2,500       Marsh & McLennan Companies, Inc...............      261,094
                                                                  -----------
                                                                    1,475,794
                                                                  -----------
                  GENOMICS: 9.34%
      6,475       Human Genome Science..........................      863,603
      2,800       Millennium Pharmaceuticals, Inc...............      313,250
      3,000       Incyte Pharmaceuticals, Inc...................      246,563
                                                                  -----------
                                                                    1,423,416
                                                                  -----------
                  INTERNET / E-COMMERCE: 8.45%
      9,875       America Online, Inc...........................      520,906
      1,400       Broadcom Corporation - Class A................      306,513
      4,900       Cisco Systems, Inc............................      311,456
      1,200       Yahoo! Inc....................................      148,650
                                                                  -----------
                                                                    1,287,525
                                                                  -----------
                  MEDIA: 5.08%
      9,000       Gemstar International Group Limited...........      553,078
      5,000       Sirius Satellite..............................      221,563
                                                                  -----------
                                                                      774,640
                                                                  -----------
                  MEDICAL DEVICES & TECHNOLOGY: 6.02%
      2,300       Affymetrix, Inc...............................      379,788
      3,200       Johnson & Johnson.............................      326,000
      1,700       Waters Corporation............................      212,181
                                                                  -----------
                                                                      917,969
                                                                  -----------
                  PHARMACEUTICALS: 7.00%
      2,000       Eli Lilly and Company.........................      199,750
      7,200       Pfizer, Inc...................................      345,600
      8,000       Smithkline Beecham............................      521,500
                                                                  -----------
                                                                    1,066,850
                                                                  -----------
                  RETAIL STORES: 7.49%
      4,500       Tiffany & Co..................................      303,750
      6,400       Walgreen Co...................................      206,000
      5,000       Wal-Mart Stores, Inc..........................      288,125
     10,600       Williams-Sonoma, Inc..........................      343,838
                                                                  -----------
                                                                    1,141,713
                                                                  -----------

See Notes to Financial Statements.

                          CAPITAL ADVISORS GROWTH FUND

--------------------------------------------------------------------------------
      Shares                                                      Market Value
--------------------------------------------------------------------------------

                  TELECOMMUNICATIONS EQUIPMENT & SUPPLIES: 13.19%
      4,500       Conexant Systems, Inc.........................    $ 218,813
      3,200       Corning Incorporated..........................      863,600
      2,800       JDS Uniphase Corporation......................      335,650
      7,300       Nokia Corporation ADR Class A.................      364,544
      2,600       RF Micro Devices, Inc.........................      227,825
                                                                  -----------
                                                                    2,010,431
                                                                  -----------
                  WIRELESS COMMUNICATIONS: 4.15%
      4,730       QUALCOMM Incorporated.........................      283,800
      8,400       Vodafone Airtouch Plc ADR.....................      348,075
                                                                  -----------
                                                                      631,875
                                                                  -----------
                  Total Common Stocks (Cost $14,720,422)........   15,273,273
                                                                  -----------
Principal Amount  SHORT-TERM INVESTMENTS: 0.94%
--------------------------------------------------------------------------------
   $143,242       Firstar Stellar Treasury Fund
                   (Cost $143,242)..............................      143,242
                                                                  -----------
                  Total Investments in Securities
                   (Cost $14,863,664): 101.17%..................   15,416,513
                  Liabilties in Excess of Other
                   Assets: (1.17%)..............................     (177,673)
                                                                  -----------
                  TOTAL NET ASSETS: 100.00% ....................  $15,238,840
                                                                  ===========

See Notes to Financial Statements.

                          CAPITAL ADVISORS GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES AT JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at value
      (identified cost $14,863,664)...........................    $15,416,513
   Receivables
      Dividends and interest..................................          7,415
      Fund shares purchased...................................        374,933
   Prepaid expenses ..........................................          3,411
                                                                  -----------
         Total assets.........................................     15,802,272
                                                                  -----------
LIABILITIES
   Payables
      Administration fees.....................................          2,426
      Due to advisor..........................................          6,331
      Investment securities purchased.........................        539,813
   Accrued expenses...........................................         14,862
                                                                  -----------
         Total liabilities....................................        563,432
                                                                  -----------

NET ASSETS  ..................................................    $15,238,840
                                                                  ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   [$15,238,840 / 697,525 shares outstanding; unlimited
   number of shares (par value $0.01) authorized].............    $     21.85
                                                                  ===========
COMPONENTS OF NET ASSETS
   Paid-in capital............................................    $15,046,310
   Accumlated net investment income...........................        (49,090)
   Accumulated net realized loss on investments...............       (311,229)
   Net unrealized appreciation on investments ................        552,849
                                                                  -----------
      Net assets..............................................    $15,238,840
                                                                  ===========

See Notes to Financial Statements.

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                          CAPITAL ADVISORS GROWTH FUND

STATEMENT OF OPERATIONS
FOR THE PERIOD DECEMBER 31, 1999* THROUGH JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME
 Income
  Dividends (Net of foreign tax on dividends).................       $ 20,653
  Interest....................................................          5,152
                                                                    ---------
        Total income..........................................         25,805
                                                                    ---------
 Expenses
  Advisory fees (Note 3)......................................         37,122
  Administration fees (Note 3)................................         14,919
  Distribution (Note 4).......................................         12,374
  Professional fees...........................................         11,936
  Fund accounting fees........................................          6,962
  Transfer agent fees.........................................          6,465
  Custody fees................................................          3,580
  Other ......................................................          1,806
  Trustee fees................................................          1,951
  Shareholder reporting.......................................          1,989
  Registration fees...........................................            429
                                                                    ---------
        Total expenses........................................         99,532
        Less: advisory fee waiver and absorption (Note 3).....        (24,636)
                                                                    ---------
        Net expenses..........................................         74,895
                                                                    ---------
            NET INVESTMENT LOSS ..............................        (49,090)
                                                                    ---------
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
 Net realized loss from security transactions.................       (311,229)
 Net change in unrealized appreciation on investments.........        552,849
                                                                    ---------
        Net realized and unrealized gain on investments.......        241,620
                                                                    ---------
            NET INCREASE IN NET ASSETS RESULTING FROM
             OPERATIONS.......................................      $ 192,530
                                                                    =========

* Commencement of Operations

See Notes to Financial Statements.

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                          CAPITAL ADVISORS GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)
--------------------------------------------------------------------------------
                                                            December 31, 1999*
                                                                  through
                                                              June 30, 2000#
--------------------------------------------------------------------------------

NET INCREASE IN ASSETS FROM OPERATIONS
 Net investment loss.......................................    $   (49,090)
 Net realized loss on security transactions ...............       (311,229)
 Net change in unrealized appreciation on
  investments..............................................        552,849
                                                               -----------
      NET INCREASE IN NET ASSETS RESULTING FROM
         OPERATIONS .......................................        192,530
                                                               -----------
CAPITAL SHARE TRANSACTIONS
 Net increase in net assets derived from net change
  in outstanding shares (a)................................     15,046,310
                                                               -----------
      TOTAL INCREASE IN NET ASSETS ........................     15,238,840
                                                               -----------
NET ASSETS
Beginning of period........................................              0
                                                               -----------
END OF PERIOD .............................................    $15,238,840
                                                               ===========

(a)  A summary of capital shares transactions is as follows:

                                                        December 31, 1999*
                                                             through
                                                          June 30, 2000#
                                                    --------------------------
                                                    Shares     Paid in Capital
                                                    ------     ---------------
Shares sold ................................        708,356      $15,260,536
Shares redeemed.............................        (10,831)        (214,226)
                                                    -------      -----------
Net increase................................        697,525      $15,046,310
                                                    =======      ===========

* Commencement of operations.
# Unaudited.

See Notes to Financial Statements.

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                          CAPITAL ADVISORS GROWTH FUND

FINANCIAL HIGHLIGHTS - FOR A CAPITAL SHARE OUTSTANDING
THROUGHOUT THE PERIOD (UNAUDITED)
--------------------------------------------------------------------------------
                                                              December 31, 1999*
                                                                    through
                                                                June 30, 2000#
--------------------------------------------------------------------------------

Net asset value, beginning of period......................         $ 20.00
                                                                   -------
Income from investment operations:
   Net investment loss....................................           (0.07)
   Net realized and unrealized gain on investments........            1.92
                                                                   -------
Total from investment operations..........................            1.85
                                                                   -------

Net asset value, end of period............................         $ 21.85
                                                                   =======

Total return .............................................            9.25%+

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (thousands).....................         $15,239

Ratio of expenses to average net assets:
   Before expense reimbursement...........................            1.96%**
   After expense reimbursement............................            1.47%**

Ratio of net investment loss to average net assets:
   After expense reimbursement............................           (0.96%)**

Portfolio turnover rate...................................           11.66%

*  Commencement of operations.
#  Unaudited.
+  Not Annualized.
** Annualized.

See Notes to Financial Statements.

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                          CAPITAL ADVISORS GROWTH FUND

NOTES TO FINANCIAL STATEMENTS AT JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

     The Capital Advisors Growth Fund (the "Fund") is a series of shares of beneficial interest of Advisors Series Trust (the "Trust"), which is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund began operations on December 31, 1999. The investment objective of the Fund is to seek long-term growth of capital.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles.

     A. SECURITY VALUATION: The Fund's investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter ("OTC") securities which are not traded in the NASDAQ National Market System shall be valued at the most recent trade price. Securities for which market quotations are not readily available, if any, are valued following procedures approved by the Board of Trustees. Short-term investments are valued at amortized cost, which approximates market value.

     B. FEDERAL INCOME TAXES: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

     C. SECURITY TRANSACTIONS, DIVIDENDS AND DISTRIBUTIONS: Security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Realized gains and losses on securities sold are determined on the basis of identified cost. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

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                          CAPITAL ADVISORS GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED), CONTINUED
--------------------------------------------------------------------------------

     D. USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

NOTE 3 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     For the six months ended June 30, 2000, Capital Advisors, Inc. (the "Advisor") provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.75% based upon the average daily net assets of the Fund. For the six months ended June 30, 2000, the Fund incurred $37,122 in Advisory Fees

     The Fund is responsible for its own operating expenses. The Advisor has agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund's aggregate annual operating expenses to 1.50% of average net assets (the "expense cap"). Any such reductions made by the Advisor in its fees or payment of expenses which are the Fund's obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years, but is permitted to look back five years and four years, respectively, during the initial six years and seventh year of the Fund's operations. Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund's payment of current ordinary operating expenses. For the six months ended June 30, 2000, the Advisor reduced its fees and absorbed Fund expenses in the amount of $24,636; no amounts were reimbursed to the Advisor.

     Investment Company Administration, LLC (the "Administrator") acts as the Fund's Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees;

                          CAPITAL ADVISORS GROWTH FUND

--------------------------------------------------------------------------------
monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund's expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at the following annual rate:

Fund asset level                             Fee rate
----------------                             --------
Less than $15 million                        $30,000
$15 million to less than $50 million         0.20% of average daily net assets
$50 million to less than $100 million        0.15% of average daily net assets
$100 million to less than $150 million       0.10% of average daily net assets
More than $150 million                       0.05% of average daily net assets

     First Fund Distributors, Inc. (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Administrator.

     Certain officers of the Fund are also officers and/or directors of the Administrator and the Distributor.

NOTE 4 - DISTRIBUTION COSTS

     The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the "Plan"). The Plan permits the Fund to pay for distribution and related expenses at an annual rate of up to 0.25% of the Fund's average daily net assets annually. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund. Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred. Pursuant to a distribution coordination agreement adopted under the Plan, distribution fees are paid to the Advisor as "Distribution Coordinator". During the six months ended June 30, 2000, the Fund paid the Distribution Coordinator in the amount of $12,374.

NOTE 5 - PURCHASES AND SALES OF SECURITIES

     For the six months ended June 30, 2000, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $15,881,010 and $1,110,880, respectively.